Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector All Cap Fund (formerly Fidelity Advisor Dynamic Capital Appreciation Fund)	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

The Board of Trustees of Fidelity Advisor Mid Cap Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Advisor Mid Cap Fund" to "Fidelity Advisor Stock Selector Mid Cap Fund," and modifying the fund's investment policies.

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Peter Saperstone no longer serves as a portfolio manager of Fidelity Advisor Mid Cap Fund. All references to Mr. Saperstone in the "Management Contracts" section beginning on page 50 are no longer applicable.

The following information supplements the similar information found in the "Management Contracts" section beginning on page 50.

Matthew Fruhan is the portfolio manager of Fidelity Advisor Growth & Income Fund and receives compensation for his services. As of February 28, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

ACOM11B-11-03  May 6, 2011
1.739097.140

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Growth & Income Fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of February 28, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 11,833	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,350	none	none

* Includes Fidelity Advisor Growth & Income Fund ($1,455 (in millions) assets managed).

As of February 28, 2011, the dollar range of shares of Fidelity Advisor Growth & Income Fund beneficially owned by Mr. Fruhan was none.

Shadman Riaz is co-manager of Fidelity Advisor Mid Cap Fund and receives compensation for his services. Douglas Simmons is co-manager of Fidelity Advisor Mid Cap Fund and receives compensation for his services. Pierre Sorel is co-manager of Fidelity Advisor Mid Cap Fund and receives compensation for his services. As of April 11, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Mid Cap Fund is based on the fund's pre-tax investment performance measured against the S&P Midcap 400 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar Mid-Cap Blend Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index
Shadman Riaz	S&P Midcap 400 Energy Index
Douglas Simmons	S&P Midcap 400 Utilities Index
Pierre Sorel	S&P Midcap 400 Financials ex REITS Index

Samuel Wald is co-manager of Fidelity Advisor Mid Cap Fund and receives compensation for his services. As of April 11, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Advisor Mid Cap is based on the pre-tax investment performance of the fund measured against the S&P Midcap 400 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar Mid-Cap Blend Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the S&P Midcap 400 REITs Only Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Riaz as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 2,225	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,225	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Riaz as of April 11, 2011 ($170 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Riaz was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 4,672	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,838	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Simmons as of April 11, 2011 ($160 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 6,924	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,048	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Sorel as of April 11, 2011 ($293 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Wald as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,732	$ 889	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 216	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Wald as of April 11, 2011 ($216 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Wald was none.

Monty Kori, Gordon Scott, Michael Valentine, and Patrick Venanzi are research analysts and co-managers of Fidelity Advisor Mid Cap Fund, and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of April 11, 2011, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Mid Cap Fund is based on the pre-tax investment performance of the fund measured against the S&P Midcap 400 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar Mid-Cap Blend Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index(es)
Monty Kori	S&P Midcap 400 Industrials Index; S&P Midcap 400 Materials Index
Gordon Scott	S&P Midcap 400 Consumer Discretionary Index; S&P Midcap 400 Consumer Staples Index
Michael Valentine	S&P Midcap 400 Information Technology Index; S&P Midcap 400 Telecommunications Index
Patrick Venanzi	S&P Midcap 400 Health Care Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Kori as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 591	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 591	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Kori as of April 11, 2011 ($591 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Kori was none.

The following table provides information relating to other accounts managed by Mr. Scott as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 382	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 382	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Scott as of April 11, 2011 ($382 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Scott was none.

The following table provides information relating to other accounts managed by Mr. Valentine as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 467	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 467	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Valentine as of April 11, 2011 ($467 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Valentine was none.

The following table provides information relating to other accounts managed by Mr. Venanzi as of March 31, 2011*:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 794	none	$ 6
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 794	none	none

* Includes assets of Fidelity Advisor Mid Cap Fund managed by Mr. Venanzi as of April 11, 2011 ($289 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Advisor Mid Cap Fund beneficially owned by Mr. Venanzi was none.